Summary of Significant Accounting Policies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As the Parent has not historically prepared condensed financial statements for the Company, these condensed financial statements have been prepared from the financial records of the Parent on a carve-out
basis. The
carve-out
basis is derived from the accounting records of the Parent using the historical results of operations and the historical bases of assets and liabilities of the Company adjusted as necessary to conform to U.S. GAAP.
More specifically, the balance sheets include all the Company’s legal assets, those assets provided by the Parent and liabilities incurred by the Parent on behalf of the Company. The Condensed Statements of Operations for each of the six-month
periods ended June 30, 2022 and 2021, reflect all expenses and activities directly attributable to the Company, as well as an allocation of the Parent’s general and administrative expenses. Prior to February 2022, the Parent had four subsidiaries, including the Company. During the first quarter of 2022, the Parent distributed shares in all of its other three subsidiaries: (i) Amprius (Hong Kong) Limited, owner of Amprius (Nanjing) Co., Ltd., (ii) Amprius (Hong
Kong-2)
Limited, owner of Amprius (Wuxi) Co., Ltd. and (iii) Amprius Energy, Inc. to stockholders and optionees of the Parent. At the conclusion of the distribution, the Parent’s sole assets were cash and ownership in the Company. The Company did not share facilities or costs with the other three operating subsidiaries prior to them being distributed by the Parent with the exception of expenses at the Parent for payroll related expenses for two executive employees of Parent and other legal, tax, insurance and accounting fees which were not identifiable as related to a specific subsidiary (“Shared Expenses”). The Parent executives supported the subsidiary group with governance, management, and investor relations. The Shared Expenses were allocated to the Company based on the time incurred by the Parent executives to support each subsidiary as the level of effort required was not correlated to the level of activity, revenue, or other financial operating metrics for the subsidiaries. This allocation methodology resulted in an equal allocation of Shared Expenses to each subsidiary. Prior to the distribution of the subsidiaries of the Parent in late January and early February 2022, the general and administrative expenses of the Parent were allocated among each subsidiary, including the Company. After the distribution, such costs incurred by the Parent were wholly allocated to the Company as the only remaining subsidiary.
Management’s estimate of incremental expenses that would have been incurred on a standalone basis for the six months ended June 30, 2022 and 2021 were a decrease of $16 and an increase of $1,740, respectively, as compared to what is shown in the statements of operations. These expenses consisted of changes in compensation and benefits associated with certain senior executives necessary by the Company to depict the Company on a standalone basis, as compared to what is reflected in the statements of operations.
During the periods ended June 30, 2022 and 2021, the Company’s operations were funded by the Parent. The source of financing consisted of proceeds received by the Parent from its issuance of preferred stock.
Management believes the expense allocation methodology and results are reasonable and consistently applied for all comparative periods presented. However, these allocations may not be indicative of the actual expenses that would have been incurred by an independent company or of the costs to be incurred in the future. The condensed financial statements may not be indicative of the Company’s future performance and do not necessarily reflect what the financial position, results of operations, and cash flows would have been had it operated as a standalone company during the period presented.
The significant accounting policies described below, together with other notes that follow, are an integral part of the condensed financial statements.
Unaudited Interim Condensed Financial Statements
The accompanying interim condensed balance sheet as of June 30, 2022, the interim condensed statements of operations, the interim condensed statements of stockholders’ equity, and the interim condensed statements of cash flows for the six months ended June 30, 2022 and 2021, are unaudited. The unaudited interim condensed financial statements have been prepared on the same basis as the audited annual condensed financial statements. In management’s opinion, all adjustments made during the periods were normal or recurring in nature and necessary for the fair statement of the Company’s financial position as of June 30, 2022 and its results of operations and cash flows for the six months ended June 30, 2022 and 2021. The financial data and the other financial information disclosed in the notes to these condensed financial statements related to the six-month
periods are also unaudited. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.
Emerging Growth Company
The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable.
The Company has elected to not opt out of such extended transition period. This means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
Use of Estimates
The preparation of condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances; the results of which form the basis for making judgements that are not readily apparent from other sources. Actual results could materially differ from management estimates using different assumptions or under different conditions.
Significant accounting estimates made by the Company include the following: useful lives of property and equipment; evaluation of impairment of long-lived assets; valuation of deferred taxes; valuation of inventory;
carve-out
of condensed financial statements including the allocation of assets, liabilities and expenses; calculation of incremental borrowing rate used in calculating lease obligations and right of use asset, and the valuation of the fair value of common stock used to determine stock-based compensation expense.
Cash and Restricted Cash
The Company considers all highly liquid investments with an original maturity of 90 days or less at the date of purchase to be cash. Restricted cash is classified as current or non-current
on the condensed balance sheet. Restricted cash, if the date of availability or disbursement is longer than one year and the balances are maintained under an agreement that legally restricts the use of such funds, is reported separately under restricted cash as a current or noncurrent asset.
During the year ended December 31, 2020, cash was provided to the Company by the Parent on an “as needed” basis by drawing on a cash sweep account maintained by the Parent. Subsequent to January 1, 2021, upon cash contributions from the Parent of $16,200, the Company maintained a balance in its operating cash account to fund operations.
Effective May 1, 2022, the Parent assigned to the Company the office lease that covers the facilities that the Company uses in its operations (“Transfer of Lease”). In connection with the Transfer of Lease, the Company deposited cash equivalents of $333 with a commercial bank as collateral against the letter of credit as a form of security for the Company’s facility lease agreement. As of June 30, 2022, the balance of $333 was presented as a noncurrent asset on the condensed balance sheet.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and accounts receivable. The Company’s cash as of June 30, 2022 and December 31, 2021 consists of a demand deposit account. Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250. At June 30, 2022 and December 31, 2021, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Accounts receivable mainly consist of amounts due from U.S. government agencies or sponsored entities and large public entities which limits the Company’s credit risk. Through June 30, 2022, the Company has not experienced any credit losses.
For the six months ended June 30, 2022, four customers represented 30%, 24%, 16%, and 14% of the Company’s revenues. For the six months ended June 30, 2021, two customers represented 52% and 33% of the Company’s revenues.
As of June 30, 2022, two customers represented 55% and 19% of the Company’s accounts receivable balance. As of December 31, 2021, five customers represented 25%, 19%, 19%, 18%, and 15% of the Company’s accounts receivable balance.
Segment Reporting
The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker. The Company’s Chief Executive Officer reviews financial information presented on an aggregate basis for the purposes of assessing the Company’s performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single operating and reportable segment. All of the Company’s revenues are geographically earned in the United States and the Company’s property and equipment are located in the United States.
Warranty Liability
The Company warrants that the batteries sold to customers will meet the published or agreed upon specification upon receipt. Batteries that do not meet specification are replaced at no charge to the customer. Based on the experience of historical claims and no pending claims and returns of which the Company is aware, the Company had not recorded a warranty liability as of June 30, 2022 or December 31, 2021.
Revenue Recognition
The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606 (“ASC 606”),
Revenue from Contracts with Customers
, when a customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.

Deferred Costs
Capitalization of certain costs are recognized as an asset when the costs relate directly to a customer contract, generate or enhance resources of the Company that will be used in satisfying future performance obligations, and are expected to be recovered. If these three criteria are not met, the costs are expensed in the period incurred. Deferred costs are recognized as cost of revenues in the period when the related revenue is recognized, except when such costs incurred are in excess of the amount expected to be recoverable, in which case they are expensed as incurred into cost of revenues. The recoverable amount equals to the amount of consideration that the entity expects to receive in the future and that the entity has received but has not recognized as revenue, in exchange for the goods or services to which the asset relates, less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.
Cost of Revenues
Cost of revenues include materials, direct labor, allocated depreciation expense, and other direct and indirect costs related to revenue contracts. The costs are recognized as and when incurred during the period revenue is recognized.
Stock-Based Compensation
Prior to the formation and incorporation of the Company, qualified employees, directors, and contract workers participated in the Parent’s equity incentive plan, including stock option awards. For those employees, directors and contract workers who were transferred to the Company or continued to provide services to the Company and previously received awards under the Parent’s incentive plan, costs of those awards are recorded as stock-based compensation with a corresponding contribution from the Parent based on the grant date fair value of the awards. After incorporation, the Company established its new equity incentive plan separate from the original equity incentive plan from the Parent. Certain qualified employees, directors and contract workers of the Parent have received stock option awards of the Company. The cost of the stock-based compensation of these awards was recorded by the Company.
The Company measures stock-based compensation expense for all stock-based payment awards based on the estimated fair value of the awards on the date of grant. The fair value of each employee stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The Company recognizes compensation costs for all employee stock-based compensation awards on a straight-line basis over the period from the date of the grant to the date the award is fully vested. The Company has elected to account for forfeitures as they occur.
The Company estimates the fair value of stock options granted using the Black Scholes option-pricing model.
Expected Term
—The expected term of stock options represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term, the expected term has been derived based on the simplified method for awards that qualify as plain-vanilla options.
Expected Volatility
—As the Company is privately held, there is no observable market for the Company’s common stock, and accordingly, expected volatility has been estimated based on the volatilities of similar publicly-traded companies.
Risk-Free Interest Rate
—The Company bases the risk-free interest rate on the implied yield available on the U.S. Treasury zero coupon issues with a remaining term equivalent to the expected term of the option.
Expected Dividend
—The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. The Company has not paid dividends since inception and currently, management does not anticipate a dividend.
To the extent that future evidence regarding these variables is available and provides estimates that the Company determines are more indicative of actual trends, the Company may refine or change its approach to derive these input estimates. These changes could significantly impact the stock-based compensation expense recorded in the future.
Recently Adopted Accounting Standards
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases
(Topic 842) and subsequent amendments to the initial guidance: ASU
2017-13,
ASU 2018-10,
ASU 2018-11,
ASU
2018-20
and ASU
2019-01
(collectively, Topic 842). Lessees will need to recognize almost all leases on their balance sheet as a right-of-use
asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance, including guidance for real estate, is replaced with a new model applicable to both lessees and lessors. The standard became effective beginning after January 1, 2022. The Company adopted Topic 842 on January 1, 2022, using the modified retrospective approach, and financial information for the comparative period was not updated.
The Company accounts for its leases under ASC 842,
Leases
. Under this guidance, lessees classify arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the balance sheet as both a right-of-use asset
and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset
result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset
results in front-loaded expense over the lease term. Variable lease expenses, including common maintenance fees, insurance and property tax, are recorded when incurred.
In calculating
the right-of-use asset
and lease liability, the Company elected to combine lease and non-lease
components for its real estate lease. The Company will assess this election for other asset classes as they arise. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election, and instead recognizes rent expense on a straight-line basis over the lease term.
The Company has a single lease of a real estate asset, which includes administrative and sales offices, research and development space, manufacturing and a clean room. This lease also requires the Company to pay maintenance, utilities, taxes, insurance, and other operating expenses associated with the leased space. The Company elected the transition package of three practical expedients which allow companies not to reassess whether agreements contain leases, the classification of leases, and the capitalization of initial direct costs.
As a result of the adoption of the new lease accounting guidance, the lease remained classified as an operating lease, and the Company recognized the following under the new guidance on January 1, 2022:

•
Operating lease liabilities of $3,256, which represents the present value of the remaining lease payments, as of the date of adoption, discounted using the Company’s incremental borrowing rate of 7.9%.

•	Operating lease ROU assets of $3,059, which represents the operating lease liabilities of $3,256, adjusted for deferred rent of $240 and prepaid rent of $43.
•	The adoption of the new lease accounting standard impacted the Company’s accumulated deficit by $154.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance
(Topic 832),
Disclosures by Business Entities About Government Assistance
, which requires entities to provide disclosures on material government transactions for annual reporting periods. The disclosures include information around the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. The ASU is effective for financial statements issued for annual periods beginning after December 15, 2021, with early adoption permitted. The Company adopted this guidance in the six months ended June 30, 2022 with no impact on the Company’s condensed financial statements and related disclosures as the Company did not have any government assistance accounted for by applying a grant or contribution accounting model by analogy in the periods presented.
Accounting Pronouncements Not Yet Effective
In November 2019, the FASB issued ASU
2019-10,
Financial Instruments – Credit Losses
(Topic 326),
Targeted Transition Relief
(“ASU
2019-10”),
which amends the transition guidance for ASU
2016-13.
ASU 2019-10
provides entities with the option to irrevocably elect the fair value option in Subtopic
825-10
on an
instrument-by-instrument
basis.
ASU 2019-10
is effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact ASU
2019-10
will have on the Company’s financial statements and related
disclosures.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As the Parent has not historically prepared financial statements for the Company, these financial statements have been prepared from the financial records of the Parent on a carve-out
basis derived from the accounting records of the Parent using the historical results of operations and the historical basis of assets and liabilities of the Company, adjusted as necessary to conform to U.S. GAAP.
More specifically, the balance sheets include all the Company’s legal assets, those assets provided by the Parent and liabilities incurred by the Parent on behalf of the Company. The statements of operations for each of the years ended December 30, 2021 and 2020, reflect all expenses and activities directly attributable to the Company, as well as an allocation of the Parent’s general and administrative expenses. The Company did not share facilities or costs with the other three operating subsidiaries with the exception of expenses at Parent for the payroll related expenses for two executive employees of Parent and other legal, tax, insurance and accounting fees which were not identifiable as related to a specific subsidiary (“Shared Expenses”). The Parent executives supported the subsidiary group with governance, management, and investor relations. The Shared Expenses were allocated to the Company based on the time incurred by the Parent executives to support each subsidiary as the level of effort required was not correlated to the level of activity at each subsidiary, revenue, or other financial operating metrics for the subsidiaries.
Management’s estimate of incremental expenses that would have been incurred on a standalone basis for the year ended December 31, 2021 and 2020 were approximately $3,479 and $895, respectively. These expenses consisted of incremental compensation and benefits associated with certain senior executives necessary to depict the Company on a standalone basis.
During the years ended December 30, 2021 and 2020, the Company’s operations were funded by the Parent. The source of financing consisted of proceeds received by the Parent from its issuance of preferred stock.
Management believes the expense allocation methodology and results are reasonable and consistently applied for all comparative periods presented. However, these allocations may not be indicative of the actual expenses that would have been incurred by an independent company or of the costs to be incurred in the future. The financial statements may not be indicative of the Company’s future performance and do not necessarily reflect what the financial position, results of operations, and cash flows would have been had it operated as a standalone company during the period presented.
The significant accounting policies described below, together with other notes that follow, are an integral part of the financial statements.
Emerging Growth Company
The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Further, Section 102(b)(1) of the Jumpstart Our Business Startups (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable.
The Company has elected not to opt out of such extended transition period. This means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances; the results of which form the basis for making judgements that are not readily apparent from other sources. Actual results could materially differ from management estimates using different assumptions or under different conditions.
Significant accounting estimates made by the Company include the following useful lives of property and equipment; evaluation of impairment of long-lived assets; valuation of deferred taxes; valuation of inventory;
carve-out
of financial statements including the allocation of assets, liabilities and expenses; and the valuation of the fair value of common stock used to determine stock-based compensation expense.
Fair Value of Financial Instruments
The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 -	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 -
Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 -
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, and which reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

There were no financial assets or financial liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020.
Cash
The Company considers all highly liquid investments with an original maturity of 90 days or less at the date of purchase to be cash and cash equivalents. During the year ended December 31, 2020, cash was provided to the Company by the Parent on a “as needed” basis by drawing on a cash sweep account maintained by the Parent. Subsequent to January 1, 2021, upon cash contributions from the Parent of $16,200, the Company maintained a balance in its operating cash account to fund operations.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and account receivables. The Company’s cash as of December 31, 2021 consists of a demand deposit account. Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250. As of December 31, 2021 and 2020, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Accounts receivable mainly consist of amounts due from U.S. government agencies or sponsored entities and large public entities, which limits the Company’s credit risk. Through December 31, 2021, the Company has not experienced any credit losses.
For the year ended December 31, 2021, two customers represented 56%, and 24% of the Company’s revenues. For the year ended December 31, 2020, three customers represented 49%, 36% and 10% of the Company’s revenues. As of the year ended December 31, 2021, five customers accounted for 25%, 19%, 19%, 18%, and 15% of the Company’s accounts receivable balance. As of December 31, 2020, two customers accounted for 86% and 14% of the Company’s accounts receivable balance.
Segment Reporting
The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker. The Company’s Chief Executive Officer reviews financial information presented on an aggregate basis for the purposes of assessing the Company’s performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single operating and reportable segment. All of the Company’s revenues are geographically earned in the United States and the Company’s property and equipment are located in the United States.
Accounts Receivable
Accounts receivable is recorded at the invoiced amount less any estimated allowances for doubtful accounts. These allowances are based on the Company’s assessment of the collectability of accounts by considering the age of each outstanding invoice and the collection history of each customer, and an evaluation of the potential risk of loss associated with delinquent accounts. Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 to 60 days. Accounts receivable balances deemed to be uncollectible are written off against previously established allowances. The Company does not accrue interest on past due balances and requires no collateral. Through December 31, 2021, the Company has not experienced any credit losses from accounts receivable. The Company had no allowance for doubtful accounts as of December 31, 2021 and 2020.
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in-first-out
cost method. The inventory consists of raw materials as well as finished goods and work-in-process
that include material, labor and manufacturing overhead costs. The Company routinely evaluates inventory levels in light of current market conditions in order to identify excess and obsolete inventory, and the Company provides a write-down for certain inventories to their estimated net realizable value. Manufacturing cost of finished goods generally exceed the sales price charged to customers.
All
products are built to customer orders, as such finish goods are valued no higher than the sale price less selling costs of the customer order.
Work-in-process
and raw materials are valued at the sale price of the customer orders less the estimated cost to complete and selling costs. The Company assesses raw materials and work-in-process
for impairment if the expected finished good has a cost above its estimated selling price less selling costs. When a write-down is recorded, a new lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in the new cost basis.
The Company recorded a reduction to the value of inventories to cost of revenue of $75 and $58 during the years ended December 31, 2021 and 2020, respectively.
Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation. These assets are depreciated on a straight-line basis over their estimated useful lives. The useful lives of the property and equipment are as follow:

Pilot production equipment	4-7 years
Lab equipment	4 years
Computers and software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of their useful lives or the term of the lease
Certain custom assets are recorded as construction in progress as they are being constructed. Completed assets are transferred to their respective asset classes, and depreciation begins when an asset is ready for its intended use. Maintenance and repairs are charged to operations as incurred.
Impairment of Long-Lived Assets
The Company periodically evaluates the carrying value of long-lived assets to be held and used when indicators of impairment exist. The carrying value of a long-lived asset to be held and used is considered impaired when the estimated separately identifiable undiscounted cash flows expected to result from the use of the asset and its eventual disposition are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the estimated cash flows discounted at a rate commensurate with the risk involved. No impairment charges were recorded for the years ended December 31, 2021 and 2020.
Warranty Liability
The Company warrants the batteries sold to customers will meet the published or agreed upon specification upon receipt. Batteries that do not meet specification are replaced at no charge to the customer. Based on the experience of historical claims and no pending claims and returns of which the Company is aware, the Company had not recorded a warranty liability as of December 31, 2021 or 2020.
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred.
Deferred
Costs
Capitalization of certain costs are recognized as an asset when the costs relate directly to a customer contract, generate or enhance resources of the Company that will be used in satisfying future performance obligations, and are expected to be recovered. If these three criteria are not met, the costs are expensed in the period incurred. Deferred costs are recognized as cost of revenues in the period when the related revenue is recognized, except when such costs incurred are in excess of the amount expected to be recoverable, in which case they are expensed as incurred into cost of revenues. The recoverable amount equals the amount of consideration that the entity expects to receive in the future and that the entity has received but has not recognized as revenue, in exchange for the goods or services to which the asset relates, less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.
Cost of Revenues
Cost of revenues include materials, direct labor, allocated depreciation expense, and other direct and indirect costs related to revenue contracts. The costs are recognized as and when incurred during the period revenue is recognized.
Research and Development Costs
Research and development (“R&D”) costs mainly consist of salaries and benefits, including stock-based compensation expense and other related personnel costs, depreciation, contract services, materials and supplies, other expenses from outside contractors and suppliers plus an allocation of indirect costs. These costs relate to the conceptual formulation and design of preproduction experimental prototypes and models, including the cost of equipment and material for which there is no alternative future use. The Company capitalizes equipment related to its pilot line used in R&D as it determined that the equipment has alternative future uses in future R&D projects. R&D cost are expensed as incurred.
Advertising Costs
Advertising costs were $44 and $10 for the years ended December 31, 2021 and 2020, respectively, and have been expensed as incurred as selling, general and administrative expense within the statements of operations.
Stock-Based Compensation
Prior to the formation and incorporation of the Company, qualified employees, directors, and contract workers participated in the Parent’s equity incentive plan, including stock option awards. For those employees, directors and contract workers who were transferred to the Company or continued to provide services to the Company and received awards under the Parent’s incentive plan; costs of those awards are recorded as stock-based compensation with a corresponding contribution from the Parent based on the grant date fair value of the awards. After incorporation, the Company established its new equity incentive plan separate from the original equity incentive plan from the Parent. Certain qualified employees, directors and contract workers of the Parent have received stock option awards of the Company. The cost of the stock-based compensation of these awards was recorded by the Company.
The Company measures stock-based compensation expense for all stock-based payment awards based on the estimated fair value of the awards on the date of grant. The fair value of each employee stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The Company recognizes compensation costs for all employee stock-based compensation awards on a straight-line basis over the period from the date of hire or of the grant to the date the award is fully vested. The Company has elected to account for forfeitures as they occur.
The Company estimates the fair value of stock options granted using the Black Scholes option-pricing model.
Expected Term
—The expected term of stock options represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term, the expected term has been derived based on the simplified method for awards that qualify as plain-vanilla options.
Expected Volatility—
As the Company is privately held, there is no observable market for the Company’s common stock, and, accordingly, expected volatility has been estimated based on the volatilities of similar publicly-traded companies.
Risk-Free Interest Rate—
The Company bases the risk-free interest rate on the implied yield available on the U.S. Treasury zero coupon issues with a remaining term equivalent to the expected term of the option.
Expected Dividend—
The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. The Company has not paid dividends since inception and, currently, management does not anticipate a dividend.
To the extent that future evidence regarding these variables is available and provides estimates that the Company determines are more indicative of actual trends, the Company may refine or change its approach to derive these input estimates. These changes could significantly impact the stock-based compensation expense recorded in the future.
Income Taxes
The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Income taxes in the Company’s financial statements have been allocated in a manner that is systematic, rational, and consistent. The Company’s operations have historically been included in the Parent’s combined U.S. income tax returns. Income tax expense included in the financial statements has been calculated following the separate return method, as if the Company was a stand-alone enterprise and a separate taxpayer for the periods presented. As a result, actual tax transactions included in the consolidated financial statements of the Parent may not be included in these financial statements. Further, the Company’s tax results may not be reflective of the results that the Company expects to generate in the future. The tax treatment of certain items reflected in the financial statements may not be reflected in the consolidated financial statements and tax returns of the Parent. It is conceivable that items such as net operating losses, other deferred taxes, uncertain tax positions and valuation allowances may exist in the financial statements that may not exist in these financial statements.
Since the Company’s results are included in the Parent’s historical tax returns, payments to certain tax authorities are made by the Parent, and not by the Company. For tax jurisdictions where the Company is included with the Parent in a consolidated tax filing, the Company does not maintain taxes payable to or from the Parent and the payments are deemed to be settled immediately with the legal entities paying the tax in the respective tax jurisdictions through changes in the Parent company contributions.
Concurrently with the execution of the Business Combination Agreement, the Company and the Parent entered into the Tax Sharing Agreement. The Tax Sharing Agreement generally provides that, with respect to any U.S. federal consolidated group of which the Parent and the Company are members, the Parent will be responsible for and will indemnify the Company for the tax liability of such group. In addition, the Parent will be responsible for and will indemnify the Company for state taxes of any consolidated, combined or unitary tax group for state tax purposes that includes the Parent and the Company. The Tax Sharing Agreement also provides that the Parent will generally control any tax returns and any tax audits or other proceedings for the taxes addressed by the Tax Sharing Agreement. The Tax Sharing Agreement terminates on the termination of the Business Combination Agreement. The Company does not expect the Tax Sharing Agreement to have a material impact on the results of the Company’s operations on a go-forward
basis.
The Company follows the asset and liability method of accounting for income taxes. Deferred tax balances are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for temporary differences that arise from net operating losses and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax balances of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.
Net Loss Per Share
Basic net loss per share is computed using the weighted-average number of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. The Company’s potentially dilutive shares consist of shares issuable upon the exercise of stock options. These have been excluded from the diluted loss per share calculation because their effect is anti-dilutive. The basic and diluted loss per share are therefore the same.
Recently Adopted Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board ("FASB") issued ASU
2019-12,
 Income Taxes
(Topic 740):
Simplifying the Accounting for Income Taxes
(“ASU 2019-02”), which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted this standard on January 1, 2021, and it did not have a material impact on the Company’s financial statements or the related disclosures.
Accounting Pronouncements Not Yet Effective
In February 2016, the FASB issued Accounting Standards Update (“ASU”)
2016-02
, Leases
(
Topic 842
) (“ASU 2016-02”) and subsequent amendments to the initial guidance: ASU
2017-13,
ASU 2018-10,
ASU
2018-11,
ASU
2018-20
and ASU
2019-01
(collectively, “Topic 842”). Lessees will need to recognize almost all leases on their balance sheet as a right-of-use
asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance, including guidance for real estate, is replaced with a new model applicable to both lessees and lessors. ASU 2016-02 will be effective beginning after January 1, 2022. Early adoption is permitted. Management currently estimates the recognition of right of use (“ROU”) assets of $3,059 and lease liabilities for operating leases of $3,256 as of
January 1, 2022, with a cumulative impact to accumulative deficit of $154. The ROU assets will be adjusted per Topic 842 transition guidance for the existing deferred rent balance.
In November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Targeted Transition Relief
(“ASU
2019-10”),
which amends the transition guidance for ASU
2016-13.
ASU 2019-10
provides entities with the option to irrevocably elect the fair value option in Subtopic
825-10
on an
instrument-by-instrument
basis.
ASU 2019-10
is effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact ASU
2019-10
will have on the Company’s financial statements and related disclosures.
In October 2021, the FASB issued ASU
2021-07,
Compensation—Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Share-Based Awards
(“ASU 2021-07”).
The practical expedient is effective prospectively for all qualifying awards granted or modified during fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application, including application in an interim period, is permitted for financial statements that have not yet been issued or made available for issuance as of October 25, 2021. The Company is currently evaluating the impact
ASU 2021-07
will have on the Company’s financial statements and related disclosures.

Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies

Basis of Presentation
The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected through December 31, 2022, or any future period.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the final prospectus and the Current Report on Form
8-K
filed by the Company with the SEC on March 2, 2022 and March 10, 2022, respectively.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000
. As of June 30, 2022 and December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of June 30, 2022 and December 31, 2021.

Investments Held in Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying condensed statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC Topic 820, “Fair Value Measurements,” approximates the carrying amounts represented in the condensed balance sheets, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including units and issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, will be re-assessed
at the end of each reporting period. Derivative warrant liabilities were classified as non-
current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
The Class 1 Warrants and Private Placement Warrants were recognized as derivative warrant liabilities in accordance with ASC 815. Accordingly, the Company recognized the warrant instruments as liabilities at fair value and will adjust the instruments to fair value at each reporting period, with changes in fair value recognized in earnings, until exercised or expiration. The liabilities are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed statements of operations. The fair value of the Class 1 Warrants issued in connection with the Initial Public Offering were initially estimated using a Monte Carlo simulation model. For periods where no observable traded price is available, the fair value continues to be estimated using a Monte Carlo simulation. The fair value of the Private Placement Warrants is determined using Black-Scholes option pricing model. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Working Capital Loan-Related Party
The Company evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings and losses. When an embedded derivative is bifurcated, the initial fair value of the embedded derivative generally creates a discount to the loan host instrument, which is subsequently amortized to interest expense over the life of the debt. Any bifurcated embedded derivative is presented combined with the loan host instrument in the accompanying condensed balance sheets.
Working Capital Loans (as defined in Note 4) may be converted into warrants of the post Business Combination entity at a price of $0.50 per warrant, at the option of the holder. The warrants obtained from conversion will be identical to the Private Placement Warrants. The embedded conversion option is not clearly and closely related to the debt host instrument and was bifurcated from the loan host instrument, with a de minimis value, and classified on a combined basis with the loan host instrument in Working Capital Loan—related party in the accompanying condensed balance sheets.
Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting and other costs incurred that were directly related to the Initial Public Offering. Upon completion of the Initial Public Offering, offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities were expensed as incurred and presented as non-operating
expenses in the condensed statements of operations. Offering costs associated with the Public Shares were charged to the carrying value of temporary equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Class A Ordinary Shares Subject to Possible Redemption
As discussed in Note 1, all of the 23,000,000 Class A ordinary shares sold as parts of the Units in the Initial Public Offering (or Public Shares) contain a redemption feature. In accordance with the ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company classified all of the Public Shares as temporary equity. Under ASC 480, the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the Public Shares to equal the redemption value at the end of each reporting period. This method views the end of the reporting period as if it were also the redemption date for the security. Immediately upon the closing of the Initial Public Offering, the Company recognized the remeasurement from initial book value to redemption amount value. The change in the carrying value of the redeemable Public Shares resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit.
As of June 30, 2022 and March 31, 2022, the carrying values of Class A ordinary shares reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Fair value of Public Warrants at issuance	(9,430,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(12,756,565)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	22,186,565

Class A ordinary shares subject to possible redemption, March 31, 2022	230,000,000
Less:
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering costs)	(4,662)
Plus:
Reduction of offering costs allocated to Class A ordinary shares subject to possible redemption	4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount	194,899

Class A ordinary shares subject to possible redemption, June 30, 2022	$230,194,899

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the condensed financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the condensed financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of June 30, 2022 or 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of June 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s condensed financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Net Income (Loss) per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net loss per ordinary share is calculated by dividing the net income by the weighted average shares of ordinary shares outstanding for the respective period.
The calculation of diluted net income (loss) does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering (including the consummation of the over-allotment) and the private placement warrants to purchase an aggregate of 62,000,000 Class A ordinary shares in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. The Company has considered the effect of Class B ordinary shares that were excluded from the weighted average number of basic shares outstanding as they were contingent on the exercise of over-allotment option by the underwriters. Though the contingency was satisfied, the Company had net income (loss) for the three and six months ended June 30, 2022, the three months ended June 30, 2021 and for the period from March 19, 2021 (inception) through June 30, 2021. Remeasurement of the redeemable Class A ordinary shares is excluded from net loss per share as the redemption value approximates fair value.

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

						For The Period From March 19, 2021 (Inception) Through June 30, 2021
	For The Three Months Ended June 30			For The Six Months Ended June 30, 2022
	2022		2021
	Class A	Class B	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$2,016,703	$864,301	$(10,102)	$1,617,743	$1,007,426	$(35,924)
Allocation of net income (loss), diluted	$2,016,703	$864,301	$(10,102)	$1,589,219	$1,035,950	$(35,924)
Denominator:
Basic weighted average ordinary shares outstanding	23,000,000	9,857,142	8,571,428	15,121,547	9,416,732	7,582,417
Diluted weighted average ordinary shares outstanding	23,000,000	9,857,142	9,857,142	15,121,547	9,857,142	8,719,779

Basic net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)

Diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)

Recent Accounting Pronouncements
The Company’s management does not believe that any recently issued, but not yet
effective, accounting standards if currently adopted would have a material effect on the accompanying condensed financial statements.

Note 2—Summary of Significant Accounting Policies
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage limit of $250,000. As of December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.
Fair value measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Derivative financial instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including units comprising shares and warrants, issued stock purchase warrants and forward purchase agreements, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, will be re-assessed
at the end of each reporting period. Derivative warrant liabilities will be classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities during the reporting period. Actual results could differ from those estimates.
Deferred Offering Costs Associated with the Proposed Public Offering
Deferred offering costs consist of legal, accounting and other costs incurred through the balance sheet date that are directly related to the Proposed Public Offering. Upon completion of the Proposed Public Offering, offering costs will be allocated to the separable financial instruments issued in the Proposed Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities will be charged to operations. Offering costs associated with the Class A ordinary shares will be charged to the carrying value of temporary equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Net Loss Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,285,714 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (Note 4). As of December 31, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed immaterial as of December 31, 2021.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
Recent Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU
2020-06
on March 19, 2021 (inception). Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.